Net income per share/ADS (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income attributable to the Company's ordinary shareholders – basic	¥ 41,359	¥ 24,167	¥ 10,380
Impact of subsidiaries' diluted earnings	(118)	(30)	(170)
Dilution impact of the Convertible Senior Notes	68
Net income attributable to the Company's ordinary shareholders – diluted	¥ 41,309	¥ 24,137	¥ 10,210
Denominator:
Weighted average number of shares – basic (million shares)	2,989,701,855	3,144,233,160	3,125,571,110
Dilutive share options and RSUs (million shares)	33,000,000	27,000,000	55,000,000
Convertible Senior Notes (million shares)	53,000,000
Weighted average number of shares – diluted (million shares)	3,076,061,616	3,170,542,396	3,180,886,136
Ordinary shares
Denominator:
Basic net income per share attributable to the Company's ordinary shareholders	¥ 13.83	¥ 7.69	¥ 3.32
Diluted net income per share attributable to the Company's ordinary shareholders	13.43	7.61	3.21
American depository shares
Denominator:
Basic net income per ADS	27.67	15.37	6.64
Diluted net income per ADS	¥ 26.86	¥ 15.23	¥ 6.42